INCOME TAXES (Details 1) - ESG [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income tax expense - current
Income tax benefit -deferred					(632,368)	(724,667)
Increase in valuation allowance					632,368	724,667
Total income tax expense